Debt Facilities - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 02, 2022	May 01, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 25, 2020	Jun. 19, 2019
Debt Instrument [Line Items]
Outstanding loans payable			$ 36,750,000		$ 40,833,000	$ 52,193,000
Financing obligation, current portions			(7,181,000)		(8,450,000)	(7,625,000)
Subsequent Event
Debt Instrument [Line Items]
Required Deposits for Covenants Satisfaction	$ 3,300,000	$ 3,300,000
Non-current Liabilities
Debt Instrument [Line Items]
Financing obligation, non-current portions			(900,000)		(900,000)	(700,000)
Accrued Expenses and Other Current Liabilities
Debt Instrument [Line Items]
Financing obligation, current portions			$ (3,000,000)		$ (3,100,000)	(3,800,000)
Minimum
Debt Instrument [Line Items]
Useful life			2 years
Incremental borrowing rate			6.00%		6.00%
Maximum
Debt Instrument [Line Items]
Useful life			5 years
Incremental borrowing rate			16.70%		16.70%
Maximum | Subsequent Event
Debt Instrument [Line Items]
Funds Held In Escrow As Percent Of Investments In Foreign Subsidiarie		125.00%
Digital Media Screen
Debt Instrument [Line Items]
Useful life			5 years		5 years
Amortization period			5 years		5 years
Digital Media Screen | Maximum
Debt Instrument [Line Items]
Period of sale agreement			10 years		10 years
Term Loan
Debt Instrument [Line Items]
Face amount of debt							$ 49,000,000	$ 44,000,000
Interest rate							12.00%
Outstanding loans payable			$ 36,750,000		$ 40,833,000	49,000,000
Debt discount					800,000	1,200,000
Repayments of debt			4,100,000	$ 0	8,200,000	0
Term Loan | Secured Debt
Debt Instrument [Line Items]
Face amount of debt							$ 49,000,000.0
Interest rate								12.00%
Outstanding loans payable						40,800,000
Accrued interest			$ 0		1,300,000	1,400,000
Interest rate, possible increase								3.00%
PPP Small Business Loan
Debt Instrument [Line Items]
Outstanding loans payable					$ 0	3,193,000
Proceeds from issuance of unsecured debt						$ 3,200,000